UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                  (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: February 28, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments
(Unaudited)

As of February 28, 2017
	Shares	Value (Note 1)

COMMON STOCKS - 91.35%

Consumer Discretionary - 12.11%
Ford Motor Co.	8,813	$110,427
General Motors Co.	3,457	127,356
Mattel, Inc.	4,832	124,327
McDonald's Corp.	978	124,842
		486,952
Consumer Staples - 5.34%
Kellogg Co.	1,389	102,883
PepsiCo, Inc.	1,012	111,705
		214,588
Energy - 8.09%
Chevron Corp.	1,048	117,900
Exxon Mobil Corp.	1,238	100,674
Phillips 66	1,363	106,573
		325,147
Financials - 25.04%
Aflac, Inc.	1,500	108,525
JPMorgan Chase & Co.	1,599	144,901
KKR & Co. LP	7,493	135,099
MetLife, Inc.	2,509	131,572
New York Community Bancorp, Inc.	7,266	111,024
Principal Financial Group, Inc.	2,152	134,586
The Western Union Co.	5,247	103,051
Wells Fargo & Co.	2,381	137,812
		1,006,570
Health Care - 8.32%
AbbVie, Inc.	1,715	106,056
Merck & Co., Inc.	1,809	119,159
Pfizer, Inc.	3,206	109,389
		334,604
Industrials - 8.77%
Caterpillar, Inc.	1,300	125,658
Norfolk Southern Corp.	1,162	140,637
Pitney Bowes, Inc.	6,319	86,191
		352,486
Information Technology - 15.27%
Apple, Inc.	1,038	142,196
Cisco Systems, Inc.	3,490	119,288
Intel Corp.	3,007	108,853
International Business Machines Corp.	689	123,896
Microsoft Corp.	1,872	119,771
		614,004
Materials - 3.00%
International Paper Co.	2,286	120,472

		(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Telecommunication Services - 5.41%
AT&T, Inc.		2,719	$113,627
Verizon Communications, Inc.		2,096	104,024
			217,651

Total Common Stocks (Cost $3,370,018)			3,672,474

EXCHANGE-TRADED PRODUCT - 4.73%
* iPATH S&P 500 VIX Short-Term Futures ETN		10,314	189,984

Total Exchange-Traded Product (Cost $247,425)			189,984

SHORT-TERM INVESTMENT - 2.66%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 0.33%	106,948	106,948

Total Short-Term Investment (Cost $106,948)			106,948

Total Value of Investments (Cost $3,724,391)(a) - 98.74%			$3,969,406

Other Assets Less Liabilities - 1.26%			50,804

Net Assets - 100.00%			$4,020,210

§ Represents 7 day effective yield *	Non income-producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	12.11%	$486,952
Consumer Staples	5.34%	214,588
Energy	8.09%	325,147
Financials	25.04%	1,006,570
Health Care	8.32%	334,604
Industrials	8.77%	352,486
Information Technology	15.27%	614,004
Materials	3.00%	120,472
Telecommunication Services	5.41%	217,651
Exchange-Traded Product	4.73%	189,984
Short-Term Investment	2.66%	106,948
Other Assets Less Liabilities	1.26%	50,804
Total	100.00%	$4,020,210

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate Gross Unrealized Appreciation			$359,038
Aggregate Gross Unrealized Depreciation			(114,023)

Net Unrealized Appreciation			$245,015

			(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation

The Alpha Risk Hedged Dividend Equity Fund (the "Fund") records its investments in securities at fair value. Under generally accepted accounting principles ("GAAP"), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1:    quoted prices in active markets for identical investments
Level 2:    other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
Level 3:    significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The availability of valuation techniques and observable inputs can vary from security to security and is affected by a wide variety of factors including the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Those estimated values do not necessarily represent the amounts that may be ultimately realized due to the occurrence of future circumstances that cannot be reasonably determined. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the securities existed.

Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for securities categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls, is determined based on the lowest level input that is significant to the fair value measurement.

Fair value is a market-based measure considered from the perspective of a market participant rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, including periods of market dislocation. In periods of market dislocation, the observability of prices and inputs may be reduced for many securities. This condition could cause a security to be reclassified to a lower level within the fair value hierarchy.

Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of February 28, 2017

Note 1 - Investment Valuation - Continued

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

The following table summarizes the classification of the Fund's investments by the above fair value hierarchy levels as of February 28, 2017:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$3,672,474	$3,672,474	$-	$-
Exchange Traded Product	189,984	189,984	-	-
Short-Term Investment	106,948	106,948	-	-
Total	$3,969,406	$3,969,406	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust
By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 21, 2017	Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Date: April 21, 2017	Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: April 21, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Alpha Risk Hedged Dividend Equity Fund